Dispositions, Assets and Liabilities Held for Sale and Impairments (Tables)	12 Months Ended
Dec. 31, 2019
Purchase Price Allocation of an Acquisition [Table Text Block]

Purchase Price Allocation of Sempra Renewables LLC at Acquisition Date - April 22nd, 2019
Assets:		Liabilities and Equity:		Net Purchase Price
(in millions)
Current Assets	$8.8	Current Liabilities	$12.9
Property, Plant and Equipment	238.1	Asset Retirement Obligations	5.7
Investment in Joint Ventures	404.0	Total Liabilities	18.6
Other Noncurrent Assets	82.9	Noncontrolling Interest	134.8
Total Assets	$733.8	Liabilities and Noncontrolling Interest	$153.4	$580.4